INTEREST COSTS (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense [Abstract]
Interest costs	$ 2,445	$ 6,571	$ 7,574	$ 4,428
Amortization of deferred financing costs	90	0	359	359
Commitment fee	20	0	98	93
Total interest costs	$ 2,555	$ 6,571	$ 8,031	$ 4,880